Stockholders' Equity - Additional Information (Detail)		1 Months Ended	9 Months Ended
	Aug. 18, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Mar. 09, 2021 shares	Mar. 04, 2021 shares	Jan. 31, 2021 shares	Dec. 16, 2020 shares
Class of Stock [Line Items]
Common stock voting right		Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.	Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders except as required by law.
Preferred stock, shares authorized		1,000,000	1,000,000			105,000,000
Preferred stock, par or stated value per share | $ / shares		$ 0.0001	$ 0.0001
Shares Issued		0	0			85,682,990
Shares Outstanding		0	0			85,682,990
Common stock, shares outstanding					8,625,000
Exercise price per warrant | $ / shares		$ 11.50
Public warrant for redemption price		at a price of $0.01 per warrant	at a price of $0.01 per warrant
Public warrants expire date		upon a minimum of 30 days’ prior written notice of redemption	upon a minimum of 30 days’ prior written notice of redemption
Common Stock Price Equals To Or Exceeds Ten Dollars [Member]
Class of Stock [Line Items]
Warrant redemption trigger price subject to adjustment | $ / shares		$ 10.00
Class A Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		380,000,000	380,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		0
Common stock, shares outstanding		0
Common stock shares issuable upon conversion			the number of sharesof Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders)
Exercise price per warrant | $ / shares	$ 11.50
Temporary Equity, Shares Authorized			380,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Number of votes per share | Vote			1
Class A Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Issue price at closing of its initial business combination | $ / shares		$ 9.20	$ 9.20
Number of shares of common stock excercisable per warrant	0.361
Class A Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
The aggregate gross proceeds from such issuances		60.00%	60.00%
Warrant exercise price, description		the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price	the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
Class A Shares [Member] | Redemption Price One [Member]
Class of Stock [Line Items]
Number of days of notice to be given to warrant holders before redemption	30 days	30 days	30 days
Redemption price of warrants per unit | $ / shares	$ 0.01
Number of consecutive trading days for which the stock price is to be maintained	20 days		20 days
Number of trading days	30 days		30 days
Class A Shares [Member] | Redemption Price One [Member] | Minimum [Member]
Class of Stock [Line Items]
Share Price | $ / shares	$ 18.00
Class A Shares [Member] | Redemption Price Two [Member]
Class of Stock [Line Items]
Number of days of notice to be given to warrant holders before redemption	30 days
Redemption price of warrants per unit | $ / shares	$ 0.10
Number of consecutive trading days for which the stock price is to be maintained		20 days	20 days
Number of trading days		30 days	30 days
Class A Shares [Member] | Redemption Price Two [Member] | Minimum [Member]
Class of Stock [Line Items]
Share Price | $ / shares	$ 10.00
Class B Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		8,625,000	8,625,000				7,187,500
Common stock, shares outstanding		8,625,000	8,625,000		8,625,000
Common stock shares issued including shares subject to forfeiture			1,250,000		1,250,000
Initial stockholders own Company's issued and outstanding common stock after the initial public offering		20.00%	20.00%
Reverse stock split description			one-for-one basis, subject to adjustment for stock splits
Class B Shares [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock, shares issued							7,187,500
Class B Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Common stock shares no longer subject to forefeiture				1,125,000